General Information	12 Months Ended
Dec. 31, 2023
General Information [Abstract]
GENERAL INFORMATION

1. GENERAL INFORMATION

Tiziana Life Sciences Ltd, (the “company”) is a public limited company incorporated in Bermuda and at the year-end is quoted on the NASDAQ Capital Market (NASDAQ: TLSA). The previous parent, Tiziana Life Sciences PLC, delisted from the main market of the London Stock Exchange (LSE: TILS) on October 21, 2021. The address of its registered office is given on page 1. The principal activities of the Company and its subsidiaries (the Group) are that of a clinical stage biotechnology company that specializes in the development of transformative therapies for neurodegenerative and lung diseases. Our clinical pipeline includes drug assets for Secondary Progressive Multiple Sclerosis, ALS. Alzheimer’s, Crohn’s Disease and KRAS+ NSCLC.

The functional currency for the Company is also US dollars ($) indicative of the primary economic environment in which the Company operates. These consolidated financial statements are presented in thousands of dollars ($’000) which is the presentational currency of the Company.